Share-based Compensation (Tables)	12 Months Ended
Jul. 31, 2021
Stock Options And Restricted Share Units [Abstract]
Schedule of stock option activity
	July 31, 2021		July 31, 2020
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Opening balance	7,503,691	$16.30	6,072,245	$23.48
Granted	5,273,906	5.21	2,986,507	6.48
Replacement options issued	905,902	3.81	-	-
Forfeited	(630,473)	12.80	(1,145,610)	22.20
Expired	(624,832)	25.95	(380,318)	36.64
Exercised	(410,051)	3.00	(29,133)	4.60
Closing balance	12,018,143	$10.63	7,503,691	$16.30

Schedule of stock option granted
		Options granted
Grant date	Exercise price ($)	Executives and directors	Non-executive employees	Total	Vesting terms	Expiry period
October 29, 2019	13.20	207,259	683,068	890,327	Terms A	10 years
January 29, 2020	7.20	-	73,255	73,255	Terms A	10 years
April 28, 2020	2.76	225,000	641,331	866,331	Terms A	10 years
June 26, 2020	4.08	763,756	183,103	946,859	Terms A	10 years
July 28, 2020	3.84	-	209,735	209,735	Terms A	10 years
Total		1,196,015	1,790,492	2,986,507
October 30, 2020	3.88	349,652	315,358	665,010	Terms A	10 years
December 22, 2020	5.44	380,673	960,100	1,340,773	Terms A	10 years
April 28, 2021	7.54	-	85,389	85,389	Terms A	10 years
June 17, 2021	7.43	75,000	45,613	120,613	Terms A	10 years
July 29, 2021	5.24	580,164	2,481,957	3,062,121	Terms A	10 years
Total		1,385,489	3,888,417	5,273,906

Schedule of stock options outstanding
Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)
$2.32-$10.76	8,292,550	8.82	1,853,536	6.30
$15.56-$26.16	1,576,409	7.79	1,779,478	7.33
$28.52-$34.00	2,141,186	7.40	474,040	7.50
$47.36-$234.76	7,998	0.35	7,333	0.32
	12,018,143		4,114,387

Schedule of restricted share units activity
	July 31, 2021		July 31, 2020
	Value of units on		Value of units on
	Units	grant date	Units	grant date
Opening balance	587,108	$8.41	-	$-
Granted	24,008	3.17-7.17	609,636	8.52
Replacement units issued	223,506	8.61	-	-
Exercised - equity settled	(223,506)	8.61	-	-
Exercised - cash settled	(25,483)	5.62-8.60	-	-
Forfeited	(34,801)	11.76	(22,528)	11.76
Closing balance	550,832	$7.91	587,108	$8.41

Schedule of restricted share units granted
		RSUs granted
Grant date	Unit value	Executive and directors	Non-executive employees	Vesting terms	Expiry period
October 29,2019	11.76	357,111	-	Terms A	10 years
June 26, 2020	3.96	252,525	-	Terms A	10 years
Total		609,636
October 30, 2020	$3.16	7,161	-	Terms A	10 years
June 17, 2021	7.17	9,413	-	Terms A	10 years
July 29, 2021	5.38	7,434	-	Terms A	10 years
Total		24,008

Schedule of fair value of stock options and restricted stock units granted
	July 31, 2021	July 31, 2020
Exercise price (weighted average)	$17.03	$26.04
Share price (weighted average)	$17.19	$26.44
Risk-free interest rate (weighted average)	1.24%	1.79%
Expected life (years) of options (weighted average)	5	5
Expected annualized volatility (weighted average)	85%	75%

Schedule of equity-settled and cash-settled share-based payments
	July 31, 2021	July 31, 2020
	$	$
Stock option share-based compensation	12,863	31,503
RSU share-based compensation	287	-
Total equity-settled share-based compensation	13,150	31,503

RSU share-based compensation	127	393
Total cash-settled share-based compensation	127	393